Organization and Principal Activities (Shanda Acquired the Company) (Narrative) (Details) (USD $)							1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2010	Dec. 31, 2009	Jul. 31, 2009 Shanda Music [Member] Ku6 Media Co., Ltd. [Member]	Jul. 31, 2009 Shanda Music [Member] Ku6 Media Co., Ltd. [Member] Ordinary Shares [Member]	Jul. 31, 2009 Shanda Music [Member] Ku6 Media Co., Ltd. [Member] ADS [Member]
Business Acquisition [Line Items]
Tender offer						$ 46,200,000
Shares acquired							1,155,045,300
Par value per share	$ 0.00005	$ 0.00005					$ 0.00005
Purchase price per share							$ 0.04	$ 4.00
Percentage of Shanda's equity interest in the company	70.46%		51.65%	41.97%	51.00%